STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Feb. 28, 2024	Mar. 06, 2023	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)				600,000,000.0
Common stock, shares authorized (in shares)				300,000,000		300,000,000
Preferred stock, shares authorized (in shares)				300,000,000.0
Common stock, shares outstanding (in shares)				94,929,000		94,900,000
Preferred stock, shares outstanding (in shares)				0		0
Common stock initially reserved for issuance (in shares)				7,400,000
Shares available for future issuance (in shares)				5,300,000
Shares available for future issuance under awards granted (in shares)				2,100,000
Stock-based compensation expense				$ 1,800	$ 1,300
Unrecognized compensation cost				12,000
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08
Value of cash dividend paid			$ 7,600
Amount available to declare or pay a dividend				533,000
Net gains (losses)				65,436	20,483
Interest expense				17,948	21,712
Cost of sales				$ 1,926,697	$ 1,810,128
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years